Summary of Significant Accounting Policies - Schedule of Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Acquisition of redeemable non-controlling interest	¥ 96,296
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	(3,536)	$ (498)	¥ 0	¥ 0
Balance	¥ 92,760	$ 13,065